Label	Element	Value
Truth Social American Icons ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Truth Social American Icons ETF
Objective [Heading]	oef_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock

The investment objective of the Truth Social American Icons Index ETF (the "Fund") is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Truth SocialTM – Yorkville American Icons Index.

Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Overview

The Fund seeks to replicate, before fees and expenses, the performance of the Truth SocialTM – Yorkville American Icons Index (the "Underling Index"). The Fund employs a full replication strategy. Under this approach, the Fund generally will hold all of the securities that comprise the Underlying Index, in substantially the same proportion as they are represented in the Underlying Index. This means that the Fund's portfolio is expected to consist of each Index constituent, and that the weight of each security in the Fund will approximate its Index weight. The Underlying Index employs a modified free-float (i.e., the amount of outstanding shares available for trading by the general public without restriction) adjusted market capitalization weighting methodology, which includes issuer-specific caps designed to limit exposure to individual constituents and promote diversification. The Fund will seek to replicate the Underlying Index's weighting methodology in constructing and maintaining its portfolio.

Information About the Truth SocialTM – Yorkville American Icons Index

The Truth SocialTM – Yorkville American Icons Index is designed to track the performance of leading United States-listed companies that represent the American economy and lifestyle. For initial inclusion in the Underlying

Index, companies must derive at least 33% of revenues or assets from the United States (25% for existing constituents in the Underlying Index) and be engaged in consumer-oriented industries recognized for iconic American brands. Companies must either be classified within specific Refinitiv Business Classification activities, including airlines, automotive manufacturing, apparel and accessories, restaurants, beverages, broadcasting, household products, personal products, supermarkets, retailers, and related sectors. The Underlying Index excludes limited partnerships, and American Depositary Receipts.

The 1792 Exchange is a nonprofit organization that publishes information regarding corporate policies and practices that it characterizes as relating to "Corporate Bias Risk." Its analysis is based on six publicly disclosed criteria, including whether a company: (i) has denied service to customers, suppliers, or vendors based on political or religious beliefs or has engaged in corporate boycotts, divestment, or sanctions involving particular regions, groups, or industries; (ii) maintains charitable-giving policies, including employee-matching programs, that differentiate among organizations based on political or religious viewpoints; (iii) maintains employment policies that do not expressly protect against discrimination based on political affiliation, political viewpoints, or religion; (iv) uses its corporate reputation to support causes the organization identifies as ideological; (v) allocates corporate funds to support policies or initiatives characterized by the organization as ideological; or (vi) makes corporate political contributions for purposes the organization identifies as non-business related. Based on its evaluation across these criteria, the 1792 Exchange assigns companies ratings that are published as informational outputs of its methodology.

The Underlying Index does not use the 1792 Exchange's overall "risk ratings" in determining the Underlying Index eligibility or constituent selection. Instead, the Underlying Index utilizes certain factual, binary indicators that relate to the following specific corporate activities identified by the organization:

•  DEI Quotas – Whether the issuer incorporates hiring or human-resources quotas tied to Diversity, Equity, and Inclusion initiatives.

•  CEI Participation – Whether the issuer participates in the Corporate Equality Index survey administered by the Human Rights Campaign.

•  Abortion Travel Benefits – Whether the issuer provides employee benefits that cover travel or lodging in connection with abortion services.

•  Funding of Non-Business Causes – Whether the issuer provides funding to organizations associated with transgender issues, racial-justice initiatives, censorship-related issues, or environmental-justice initiatives.

•  Cancellation – Whether the issuer has terminated relationships with customers, suppliers, or vendors due to political or religious beliefs, or has engaged in boycotts, divestment, or sanctions involving particular regions, groups, or industries.

•  Transgender Coverage – Whether the issuer provides employee benefits that include coverage for transgender-related medical care.

The Underlying Index excludes companies that violate five of the six activities described above. If the 1792 Exchange has not collected information on a specific criterion for a company, the methodology treats the company as having no disqualifying information on that specific criterion. The Underlying Index applies the 1792 Exchange's screening only if data exists for the specific criterion. Companies for which certain of the criterion are not covered by the 1792 Exchange are eligible for inclusion in the Underlying Index, and missing data is assumed not to disqualify inclusion in the Underlying Index.

New constituents must have a full market capitalization exceeding $15,000,000,000 (U.S. dollars), a free-float factor of at least 10%, an average daily trading volume of at least $1,000,000 (U.S. dollars) in both the current quarter and the two previous quarters, and at least 250,000 shares traded per month during the last six months. Existing constituents may remain with a market capitalization exceeding $7,500,000,000 (U.S. dollars), a free-float factor of at least 5%, and an average daily trading volume of at least $200,000 (U.S. dollars) in at least two of the last three quarters. The Underlying Index employs a modified free-float adjusted market capitalization weighting methodology with a fundamental tilt. Weights are based on free-float market capitalization adjusted by Winsorized Final Scores derived from dividend yield, free cash flow yield, and free cash flow return on invested capital. Caps are applied as follows: the largest constituent at 8%, the second-largest at 7.5%, the third at 7%, the fourth at 6.5%, the fifth at 6%, the sixth at 5.5%, the seventh at 5%, and all remaining constituents at 4.5%. Automobile manufacturers, personal care products, gas stations, and tobacco companies are also capped at 4.5%. The Underlying Index is reviewed and reconstituted semi-annually in June and December. It is also updated quarterly in March and September to reflect changes in shares outstanding and free-float factors. The Underlying

Index is calculated and disseminated in real time during U.S. trading hours and is published as both a price return index and a total return net index.

Implementation of the Fund's Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the component securities of the Underlying Index. The Underlying Index is designed to track the performance of leading U.S.-listed companies that define the American economic landscape and lifestyle.

Although the Fund intends to replicate the Underlying Index as closely as possible, there may be circumstances in which full replication is not practicable or may result in inefficiencies, such as during periods of illiquidity or corporate actions. In these cases, the Adviser may use optimization techniques, sampling strategies, or temporary substitutes, while still maintaining substantial exposure to the Underlying Index as a whole. As a result, the Fund's performance may not perfectly track that of the Underlying Index. Tracking error may occur due to transaction costs, bid-ask spreads, corporate actions affecting Underlying Index securities, changes in the Fund's expenses, or operational factors such as cash flows into and out of the Fund. The Adviser seeks to minimize tracking error through diligent portfolio management practices.

The Fund is a passively managed investment vehicle and does not seek to outperform the Underlying Index or take defensive positions in declining markets. Instead, the Fund's strategy is to provide investment results that, before fees and expenses, closely correspond to the performance of the Underlying Index over time.

In addition to holding securities included in the Underlying Index, the Fund may invest its remaining assets in cash, cash equivalents, or other short-term instruments, such as U.S. Treasury bills, repurchase agreements, and money market instruments, in order to manage liquidity needs and meet redemption obligations.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). There is no guarantee that the Fund's investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current NAV per share, is available by calling toll-free (201) 985-8300.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	oef_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	(201) 985-8300
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Truth Social American Icons ETF | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Truth Social American Icons ETF | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any government agency.
Truth Social American Icons ETF | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Equity Securities Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Truth Social American Icons ETF | Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
Truth Social American Icons ETF | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Truth Social American Icons ETF | Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

•  Consumer Discretionary Sector Risk. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, including the functioning of the global supply chain, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company's profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

Truth Social American Icons ETF | Industry Focus Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Industry Focus Risk. The Fund from time to time may be focused to a significant degree in securities of issuers located in a single industry or industry group. By focusing its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

•  Retail Industry Risk. Companies in the retail industry are highly sensitive to changes in consumer spending patterns, competitive pricing pressure, supply chain and inventory management challenges, labor availability and costs, and risks related to online fulfillment and digital platforms. Adverse macroeconomic conditions, inflationary pressures, or disruptions in supply and logistics can significantly impact retail sales and profitability.

•  Automotive Industry Risk. Companies in the automotive industry face cyclical demand that is affected by consumer confidence, interest rates, and fuel prices. The industry also requires large ongoing investments in new technologies such as electrification and autonomous driving. Participants are subject to risks related to raw material and supply shortages, product recalls, stringent environmental and safety regulations, and global geopolitical conditions that can disrupt production and sales.

•  Food and Beverage Industry Risk. Companies in the food and beverage industry are exposed to volatility in the prices of agricultural commodities, packaging, transportation, and labor. Consumer preferences are changing rapidly, including growing demand for healthier products and reduced sugar content, while governments increasingly impose regulations such as sugar taxes and marketing restrictions. Companies must also manage risks related to water scarcity and environmental sustainability, which can affect production and brand reputation.

•  Apparel and Consumer Goods Industry Risk. Companies in the apparel and consumer goods industry depend heavily on brand reputation, product innovation, and the ability to anticipate consumer fashion and lifestyle trends. These companies face risks from intense global competition, rapid shifts in consumer demand, counterfeit products, and reliance on third-party manufacturing and distribution partners. They are also exposed to foreign currency fluctuations, trade restrictions, and supply chain disruptions that can adversely affect operations.

Truth Social American Icons ETF | ETF Structure Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:

Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF's shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF's shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF's underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF's shares in turn could lead to differences between the market price of the ETF's shares and the underlying value of those shares.

Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF's NAV, and supply and demand for ETF shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF's shares may deviate from the value of the ETF's underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Authorized Participants ("APs"), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an

ETF may trade at a material discount to NAV and possibly face delisting: () APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

Truth Social American Icons ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

Truth Social American Icons ETF | Passive Strategy/Index Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Passive Strategy/Index Risk. The Fund is not actively managed. Rather, the Fund attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund will hold constituent securities of the Underlying Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

Truth Social American Icons ETF | Index Tracking Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Index Tracking Risk. While the Fund is intended to track the performance of the Underlying Index as closely as possible (i.e., to achieve a high degree of correlation with the Underlying Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Underlying Index due to expenses and transaction costs incurred in adjusting the Portfolio. In addition, it is possible that the Fund may not always fully replicate the performance of the Underlying Index due to the unavailability of certain Index Securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted).

Truth Social American Icons ETF | Cyber Security Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Truth Social American Icons ETF | Concentration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Concentration Risk. To the extent the Underlying Index concentrates in an industry or group of Industries, the Fund will also be concentrated in such industry or group of industries. In this regard, the Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund's investments more than the market as a whole, to the extent that the Fund's investments are focused in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.

Truth Social American Icons ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Truth Social American Icons ETF | New Fund Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Truth Social American Icons ETF | New Adviser Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

New Adviser Risk. The Adviser is a recently formed investment adviser and has not previously served as an adviser to an exchange-traded fund. Although the Adviser's principals, affiliates, and the Fund's portfolio managers have substantial experience managing pooled investment vehicles and implementing comparable investment processes, the Adviser is a new entity with limited operating history, which may create risks. For example, the Adviser has not yet been tested in its capacity to oversee the day-to-day operations of an ETF, including managing the unique regulatory, operational, trading, portfolio-construction, and compliance requirements applicable to exchange-traded products. As a newly established adviser, the Adviser may have limited resources, personnel, or operational infrastructure relative to more established firms, which could adversely affect its ability to implement the Fund's investment strategy, monitor counterparties and service providers, or respond effectively to market, operational, or regulatory challenges. There can be no assurance that the Adviser's systems, policies, procedures, or internal controls will operate as intended in the ETF context, or that the Adviser will successfully manage the Fund in all market conditions. The Fund may be negatively impacted if the Adviser is unable to scale its operations, retain key personnel, or develop and maintain the capabilities necessary to support the Fund's ongoing activities.

Truth Social American Icons ETF | Truth Social American Icons ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.65%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	$ 208

[1]	Under the Investment Advisory Agreement, Yorkville America Equities, LLC (the "Adviser"), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.